CONTRACTUAL COMMITMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 143	$ 478
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	52	53
1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	71	116
5+ years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 20	$ 309